Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2025
Equity Incentive Plan [Abstract]
Restricted Shares
Restricted shares during 2025 and 2024 are analyzed as follows:
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2023	-	$-
Granted	335,000	2.64
Vested	(167,500)	2.64
Outstanding at December 31, 2024	167,500	$2.64
Granted	360,000	1.20
Vested	(360,000)	1.87
Outstanding at December 31, 2025	167,500	$1.20